Right-of-use assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 8,354,672,000
Ending balance	12,997,528,000	$ 8,354,672,000
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	158,894,000	163,522,000
Increases (decreases) from foreign currency translation differences, net	(24,021,000)	(11,335,000)
Other increases (decreases)	(1,579,000)	895,000
Total changes	(4,981,000)	(4,628,000)
Ending balance	153,913,000	158,894,000
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	253,311,000	257,147,000
Increases (decreases) from foreign currency translation differences, net	(20,800,000)	(25,179,000)
Depreciation	(27,596,000)	(11,198,000)
Other increases (decreases)	(9,368,000)	698,000
Total changes	630,498,000	(3,836,000)
Ending balance	883,809,000	253,311,000
Right-of-use assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	222,420,000	255,799,000
New contracts of right-of-use assets		19,177,000
Increases (decreases) from foreign currency translation differences, net	(25,928,000)	(30,997,000)
Removals	(109,000)	(234,000)
Acquisitions through business combinations	31,039
Depreciation	(36,031)	(36,491,000)
Argentine hyperinflationary economy	52
Other increases (decreases)	1,227,000	15,166,000
Total changes	105,533,000	(33,379,000)
Ending balance	327,953,000	222,420,000
Right-of-use assets | Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,433,000	3,023,000
New contracts of right-of-use assets		14,080,000
Increases (decreases) from foreign currency translation differences, net	(4,597,000)	555,000
Acquisitions through business combinations	30,317
Depreciation	(4,001)	(1,357,000)
Other increases (decreases)	468,000	132,000
Total changes	73,811,000	13,410,000
Ending balance	90,244,000	16,433,000
Right-of-use assets | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,578,000	66,858,000
New contracts of right-of-use assets		551,000
Increases (decreases) from foreign currency translation differences, net	(6,031,000)	(10,472,000)
Removals	(54,000)	(75,000)
Acquisitions through business combinations	511
Depreciation	(10,718)	(11,366,000)
Argentine hyperinflationary economy	52
Other increases (decreases)	383,000	82,000
Total changes	35,127,000	(21,280,000)
Ending balance	80,705,000	45,578,000
Right-of-use assets | Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	160,409,000	185,918,000
New contracts of right-of-use assets		4,546,000
Increases (decreases) from foreign currency translation differences, net	(15,300,000)	(21,080,000)
Removals	(55,000)	(159,000)
Acquisitions through business combinations	211
Depreciation	(21,312)	(23,768,000)
Other increases (decreases)	376,000	14,952,000
Total changes	(3,405,000)	(25,509,000)
Ending balance	157,004,000	$ 160,409,000
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Property Plant And Equipment [Line Items]
New contracts of right-of-use assets	135,283,000
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
New contracts of right-of-use assets	51,624,000
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
New contracts of right-of-use assets	50,984,000
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
New contracts of right-of-use assets	$ 32,675,000